Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Sources
The following tables disaggregate revenue by major sources for the year:

	Year Ended December 31, 2021
	Utilities	Midstream	Corporate/Other	Total
Revenue from contracts with customers
Commodity sales contracts	$1,316	$4,667	$1	$5,984
Midstream service contracts	—	1,664	—	1,664
Gas sales and transportation services	2,582	—	—	2,582
Storage services	24	—	—	24
Other	8	—	4	12
Total revenue from contracts with customers	$3,930	$6,331	$5	$10,266

Other sources of revenue
Revenue from alternative revenue programs (a)	$92	$—	$—	$92
Leasing revenue (b)	—	168	102	270
Risk management and trading activities (c) (d)	(74)	12	(4)	(66)
Other	(12)	22	1	11
Total revenue from other sources	$6	$202	$99	$307
Total revenue	$3,936	$6,533	$104	$10,573
(a)    A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.
(b)    Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Corporate/Other segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.
(c)    Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. A portion of revenue generated by the Utilities segment is from the physical sale and delivery of natural gas and power to end users.
(d)    WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. Prior to the sale of the majority of WGL Midstream's commodity business in the second quarter of 2021, WGL Midstream entered into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2021 of $172 million associated with the GAIL Global (USA) LNG LLC (GAIL) contract and an Asset Management Agreement (AMA), which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract and AMA are individually not accounted for as derivatives, they are inseparable from the overall trading portfolio. Revenue from the GAIL contract is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract had a term of 20 years and began on March 31, 2018. Revenue from the AMA is recognized based on the amount WGL Midstream has the right to invoice the customer in accordance with ASC 606. WGL executed the AMA in April 2020. AltaGas completed the sale of the majority of WGL Midstream's commodity business, including the GAIL contract and the AMA, in April 2021.

	Year Ended December 31, 2020
	Utilities	Midstream	Corporate/Other	Total
Revenue from contracts with customers
Commodity sales contracts	$1,338	$1,097	$1	$2,436
Midstream service contracts	—	277	—	277
Gas sales and transportation services	2,394	—	—	2,394
Storage services	25	—	—	25
Other	9	—	20	29
Total revenue from contracts with customers	$3,766	$1,374	$21	$5,161

Other sources of revenue
Revenue from alternative revenue programs (a)	$96	$—	$—	$96
Leasing revenue (b)	1	139	100	240
Risk management and trading activities (c) (d)	(31)	112	—	81
Other	(15)	10	14	9
Total revenue from other sources	$51	$261	$114	$426
Total revenue	$3,817	$1,635	$135	$5,587
(a)A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.
(b)Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Corporate/Other segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.
(c)Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. A portion of revenue generated by the Utilities segment is from the physical sale and delivery of natural gas and power to end users.
(d)WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. Prior to the sale of the majority of WGL Midstream's commodity business in the second quarter of 2021, WGL Midstream entered into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2020 of $437 million associated with the GAIL contract and an AMA, which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract and AMA are individually not accounted for as derivatives, they are inseparable from the overall trading portfolio. Revenue from the GAIL contract is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract had a term of 20 years and began on March 31, 2018. Revenue from the AMA is recognized based on the amount WGL Midstream has the right to invoice the customer in accordance with ASC 606. WGL executed the AMA in April 2020. AltaGas completed the sale of the majority of WGL Midstream's commodity business, including the GAIL contract and the AMA, in April 2021.

Contract with Customer, Asset and Liability
Contract Assets

As at	December 31, 2021	December 31, 2020
Balance, beginning of year	$71	$89
Additions	—	30
Amortization (a)	(4)	—
Transfers to accounts receivable (b)	(13)	(49)
Foreign exchange translation	—	1
Balance, end of year	$54	$71
(a)Represents the drawdown of a contract asset under a blend-and-extend contract modification.
(b)Amounts included in contract assets are transferred to accounts receivable when AltaGas’ right to consideration becomes unconditional.

Contract Liabilities

As at	December 31, 2021	December 31, 2020
Balance, beginning of year	$—	$2
Additions	1	2
Revenue recognized from contract liabilities (a)	—	(4)
Balance, end of year	$1	$—
(a)Recognition of revenue related to performance obligations satisfied in the current period for amounts that were previously included in contract liabilities.
Schedule of Estimated Revenue Related to Performance Obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2021:

	2022	2023	2024	2025	2026	2027 & beyond	Total
Midstream service contracts	$136	$133	$133	$130	$127	$954	$1,613
Storage services	23	23	23	23	23	121	236
Other	2	2	2	2	2	7	17
	$161	$158	$158	$155	$152	$1,082	$1,866